FINANCIAL RISK MANAGEMENT - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	$ 6,700
Sensitivity analysis for possible change in risk variable, percent change	1.00%
Sensitivity analysis for possible change in risk variable, impact on equity	$ 30	$ 30
Interest rate risk | Variable rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings	50
Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	6,706	4,074
Borrowings	4,700	4,700
Net debt	(2,000)	$ 655
Undrawn borrowing facilities	$ 3,000
Required ratio of debt to total capitalization	0.60
Debt to total capitalization ratio, actual	(0.06)